Equity (Capital Transactions - Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Equity [Abstract]
Capital contribution	$ 100	$ 0	$ 0